UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011
                                                   -----------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): /  / is a restatement.
                                  /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     American Beacon Advisors, Inc.
Address:  4151 Amon Carter Blvd., MD  2450
          Fort Worth , TX 76155


Form 13F File Number:  28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary K. Behan
Title:    Vice President and General Counsel
Phone:    (817) 391-6170

Signature, Place, and Date of Signing:

  /s/ Rosemary K. Behan      Fort Worth, TX     February 13, 2012
------------------------     --------------     -----------------
        [Signature]          [City, State]            [Date]


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
--------------------------------------------------

Form 13F File Number          Name

28-01006          Barrow, Hanley, Mewhinney & Strauss, LLC
28-05620          Brandes Investment Partners, LP
28-02204          Brandywine Global Investment Management, LLC
28-11166          Calamos Advisors LLC
28-06700          Dreman Value Management, LLC
28-12666          Evercore Asset Management, LLC
28-03578          Franklin Advisers, Inc.
00-00000          GAM International Management Ltd.
28-10068          Hotchkis and Wiley Capital Management LLC
28-10469          Lazard Asset Management LLC
28-13608          Lee Munder Capital Group, LLC
28-04968          Massachusetts Financial Services Company
28-11866          Morgan Stanley Investment Management Inc.
28-11411          Opus Capital Group, LLC
28-10952          Pacific Investment Management Company LLC
28-11296          PENN Capital Management Company, Inc.
28-03791          Pzena Investment Management, LLC
28-01074          Templeton Investment Counsel, LLC
28-00242          The Boston Company Asset Management, LLC
28-04884          The Renaissance Group LLC
28-03676          Winslow Capital Management, Inc.
28-11061          Zebra Capital Management, LLC
--------          -------------------------------------------


                        FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                           --------

Form 13F Information Table Entry Total:        9
                                           --------

Form 13F Information Table Value Total:     $2,184
                                           ---------
                                          (thousands)

                        FORM 13-F INFORMATION TABLE

COLUMN 1                     COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                             TITLE OF                   VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS        CUSIP       (x$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------  ----------   ----------    ---------   -----------------   --------   --------  ----------------------
ANNALY CAPITAL MANAGEMENT      COM        035710409      317      19,840   SH          DEFINED             19,840

DEX ONE CORP                   COM        25212W100      18       10,761   SH          DEFINED             10,761

E TRADE
FINANCIAL CORP                 NOTE 8/3   269246AZ7      187      240,000  PRN         DEFINED             240,000

GENERAL MOTORS CO              COM        37045V100      129      6,381    SH          DEFINED             6,381

GENERAL MOTORS CO              WTS        37045V118      68       5,801    SH          DEFINED             5,801

GENERAL MOTORS CO              WTS        37045V126      45       5,801    SH          DEFINED             5,801

                               NOTE
LIVE NATION ENTERTAINMENT INC  2.875% 7/1 538034AB5      1,061    1,200,000 PRN        DEFINED             1,200,000

OMEGA HEALTHCARE INVESTORS     COM        681936100      356      18,400   SH          DEFINED             18,400

SUPERMEDIA INC                 COM        868447103      3        1,037    SH          DEFINED             1,037

                                      3